Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements – Adopted

On
January 1, 2020,
the Company adopted
ASU
No.
2016
-
13—Financial
Instruments—Credit Losses (Topic
326
)—Measurement of Credit Losses on Financial Instruments
, which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities, using the modified retrospective method. This new guidance is amended by:
ASU
2018
-
19,
“Codification Improvements to Topic
326,
Financial Instruments—Credit Losses”
, which clarify that receivables arising from operating leases are not
within the scope of Subtopic
326
-
20
and should be accounted for in accordance with Topic
842,
Leases;
ASU
2019
-
04,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”
, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis;
ASU
2019
-
05,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”,
the amendments of which provide entities that have certain instruments within the scope of Subtopic
326
-
20,
Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic
825
-
10,
Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic
326.
The fair value option election does
not
apply to held-to-maturity debt securities. Upon adoption of this update a cumulative-effect adjustment was made to reduce retained earnings on
January 1, 2020
without any retrospective application to prior periods. The Company's investment in debt securities, which is classified under Other non-current assets, is subject to ASU
2016
-
13.
On adoption, the Company decreased the carrying value of investment and retained earnings by
$543
.
The cumulative adjustment recorded on initial adoption of this update does not
reflect an increase in credit risk exposure to the Company compared to previous periods presented.

On
January 1, 2020,
the Company adopted
ASU
2018
-
13,
“Fair Value Measurement (Topic
820
)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”
, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter
8:
Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The adoption of this new accounting guidance did not
have a material effect on the Company's consolidated financial statements and related disclosures.

On
January 1, 2020,
the Company adopted
ASU
2018
-
17,
“Consolidation (Topic
810
)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”
, which
improves the accounting for the following areas: (i) applying the variable interest entity (VIE) guidance to private companies under common control and (ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests, thereby improving general purpose financial reporting. The Company applied the amendments in this Update retrospectively, as required. The adoption of this new accounting guidance did not
have a material effect on the Company's consolidated financial statements and related disclosures.

New Accounting Pronouncements -
Not
Yet Adopted

In
March 2020,
the FASB issued ASU
2020
-
04,
 Reference Rate Reform (Topic
848
): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU
2020
-
04
applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. ASU
2020
-
04
can be adopted as of
March 12, 2020
through
December 31, 2022.
The Company does
not
currently have any contracts that have been changed to a new reference rate, but the Company will continue to evaluate its contracts and the effects of this standard on its consolidated financial position, results of operations, and cash flows prior to adoption.